OTHER PAYABLES AND ACCRUALS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Financial liabilities
Accrued expenses	$ 934	¥ 6,444	¥ 5,398
Deposits from customers	44	305	505
Other payables (financial liabilities)	978	6,749	5,903
Accrued payroll	451	3,108	2,878
Penalties related to income tax	668	4,611	3,025
Taxes other than income tax payable	274	1,885	285
Others	54	371	7
Others payables (non-financial liabilities)	1,447	9,975	6,195
Total	$ 2,425	¥ 16,724	¥ 12,098